Notes to the Balance Sheet - Summary of Other Financial Assets at Amortized Cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets at Amortized Cost [Line Items]
Cost	€ 844,812	€ 846,301
Term deposits, current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost	561,878	649,713
Gross Unrealized Gains	0	380
Impairment	€ (491)	€ (412)
Maturity	4 to 12 months	4 to 12 months
Loans to corporate entities [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost	€ 282,934
Gross Unrealized Gains	(2,025)
Impairment	€ (185)
Maturity	4 to 12 months
Term deposits, net of current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost		€ 196,588
Gross Unrealized Gains		(652)
Impairment		€ (587)
Maturity		more than 12 months
Gross carrying amount [member] | Term deposits, current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost	€ 562,369	€ 649,745
Gross carrying amount [member] | Loans to corporate entities [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost	€ 285,144
Gross carrying amount [member] | Term deposits, net of current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost		€ 197,827